Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Segment Reporting [Abstract]
Segment Information

Note 19 – Segment Information

The Company operates its business and reports its results through two complementary operating and reportable segments: EEG iGaming and EEG Games, in accordance with ASC Topic 280, Segment Reporting.

EEG iGaming includes the Company’s iGaming casino and sportsbook product offerings. Currently, the Company operates the business to consumer segment primarily in Europe.

EEG Games’ focus is on providing esports entertainment experiences to gamers through a combination of: (1) our proprietary infrastructure software, GGC, which underpins our focus on esports and is a leading provider of local area network (“LAN”) center management software and services, enabling us to seamlessly manage mission critical functions such as game licensing and payments, (2) online tournaments (through our EGL tournament platform), and (3) player-vs-player wagering. Currently, we operate our esports EEG Games business in the United States and Europe.

Operating segments are components of the Company for which separate discrete financial information is available to and evaluated regularly by the chief operating decision maker (“CODM”), who is the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The CODM assesses a combination of metrics such as revenue and Adjusted EBITDA to evaluate the performance of each operating and reportable segment.

The Company has recast previously reported information to conform to the current management view for all prior periods presented. The changes to reportable segments had no impact to the Company’s unaudited condensed consolidated financial statements.

The Company utilizes Adjusted EBITDA (as defined below) as its measure of segment profit or loss. The following table highlights the Company’s revenues and Adjusted EBITDA for each reportable segment and reconciles Adjusted EBITDA on a consolidated basis to net loss. Total capital expenditures for the Company were not material to the unaudited condensed consolidated financial statements.

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the three months ended March 31,		For the nine months ended March 31,
	2023	2022	2023	2022

Net Revenue
EEG iGaming segment	$3,437,387	$14,590,447	$17,571,219	$41,692,731
EEG Games segment	$738,607	$1,109,140	$2,619,444	$4,946,194

Total	$4,175,994	$15,699,587	$20,190,663	$46,638,925

Adjusted EBITDA
EEG iGaming segment	$(954,581)	$(1,736,531)	$(2,566,714)	$(5,590,343)
EEG Games segment	$(701,767)	$(1,765,436)	$(1,810,305)	$(3,487,751)
Other(1)	$(1,864,276)	$(3,791,162)	$(5,823,540)	$(9,296,739)
Total Adjusted EBITDA	$(3,520,624)	$(7,293,129)	$(10,200,559)	$(18,374,833)

Adjusted for:
Interest expense	$(460,914)	$(611,021)	$(2,490,696)	$(5,368,933)
Loss on disposal of businesses	$(4,198,362)	$-	$(4,198,362)	$-
Asset impairment charges	$-	$(38,629,310)	$(16,135,000)	$(38,629,310)
Gain on termination of lease	$799,901	$-	$799,901	$-
Loss on conversion of senior convertible note	$-	$-	$-	$(5,999,662)
Loss on extinguishment of senior convertible note	$(3,616,372)	$-	(3,616,372)	$(28,478,804)
Change in fair value of derivative liability	$(1,163,979)	$(20,573,051)	$7,435,687	$(22,055,672)
Change in fair value of warrant liability	$1,412,941	$8,181,398	$6,435,229	$28,641,920
Change in fair value of contingent consideration	$-	$99,247	$(2,864,551)	$1,950,693
Other non-operating income (loss), net	$(551,921)	$(39,440)	$(19,085)	$(1,391,855)
Depreciation and amortization	$(1,658,020)	$(3,125,223)	$(5,408,467)	$(9,555,184)
Right of use asset amortization	$(31,170)	$(218,502)	$(69,597)	$(471,007)
Stock-based Compensation	$(205,079)	$(1,346,502)	$(1,127,070)	$(3,958,275)
Cost of acquisition	$-	$(13,531)	(35,930)	$(269,013)
Income tax benefit (expense)	$(376)	$(431)	$(376)	$5,503,430
Net loss	$(13,193,975)	$(63,569,495)	$(31,495,248)	$(98,456,505)

(1)	Other comprises of corporate and overhead costs.
(2)	The Company has no intersegment revenues or costs and thus no eliminations required.
(3)	The Company defines Adjusted EBITDA as earnings (loss) before, as applicable to the particular period, interest expense; income taxes; depreciation and amortization, including right of use asset amortization; stock-based compensation; cost of acquisition; asset impairment charges; loss on extinguishment of senior convertible note; loss on conversion of senior convertible note; change in fair value of derivative liability; change in fair value of warrant liability; change in fair value of contingent consideration; and other non-operating income (loss), net, and certain other non-recurring, non-cash or non-core items (included in table above).

Note 20—Segment Information

During the fourth quarter of fiscal 2022, the Company evaluated its reportable segments and changed them to: EEG iGaming and EEG Games. This change reflects management’s organizational structure and financial information available to and evaluated regularly by the chief operating decision maker (“CODM”), who is the Company’s Chief Executive Officer.

As a result of the change in reportable segments described above, the Company has recast previously reported information to conform to the current management view for all prior periods presented. The changes to reportable segments had no impact to the Company’s consolidated financial statements.

The Company utilizes Adjusted EBITDA (as defined below) as its measure of segment profit or loss. The following table highlights the Company’s revenues and Adjusted EBITDA for each reportable segment and reconciles Adjusted EBITDA on a consolidated basis to net loss. Total capital expenditures for the Company were not material to the consolidated financial statements.

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the year ended June 30,
	2022	2021
Revenues:
EEG iGaming segment	53,104,795	16,231,028
EEG Games segment	5,246,855	552,886

Total	58,351,650	16,783,914

Adjusted EBITDA
EEG iGaming segment	(7,526,205)	(6,740,890)
EEG Games segment	(4,915,549)	(454,467)
Other(1)	(12,960,209)	(7,475,738)
Total Adjusted EBITDA	(25,401,963)	(14,671,095)

Adjusted for:
Interest expense	(6,423,039)	(698,973)
Loss on conversion of senior convertible note	(5,999,662)	-
Loss on extinguishment of senior convertible note	(28,478,804)	-
Change in fair value of derivative liability	(10,882,241)	-
Change in fair value of warrant liability	31,468,270	(1,549,924)
Change in fair value of contingent consideration	2,355,308	(1,748,607)
Other non-operating income (loss), net	(584,466)	(460,328)
Income tax benefit (expense)	5,674,442	3,811,536
Depreciation and amortization	(12,026,581)	(3,416,252)
Asset impairment charges	(46,498,689)	-
Stock-based Compensation	(5,165,653)	(4,129,726)
Cost of acquisition	(269,012)	(3,509,365)
Net loss	(102,232,090)	(26,372,734)

(1) Other comprises of corporate and overhead costs.

(2) The Company has no intersegment revenues or costs and thus no eliminations required.

(3) The Company defines Adjusted EBITDA as earnings (loss) before, as applicable to the particular period, interest expense, net; income taxes; depreciation and amortization; stock-based compensation; cost of acquisition; asset impairment charges; loss on extinguishment of senior convertible note; loss on conversion of senior convertible note; change in fair value of derivative liability; change in fair value of warrant liability; change in fair value of contingent consideration; and other income (loss), and certain other non-recurring, non-cash or non-core items (included in table above).